Acquisition of the Oriental VIP Room	6 Months Ended
Jun. 30, 2015
Oriental VIP Room [Member]
Business Acquisition Integration Restructuring and Other Related Costs [Text Block]
Note 10 — Acquisition of the Oriental VIP Room

On June 26, 2013, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Oriental VIP Room Purchase Agreement”) with Mr. Vong Veng Im (the “Oriental VIP Room Seller”), to acquire the right to 100% of the profit derived from the operations, effective July 1, 2013, from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau for an aggregate amount of $20,000,000 in cash, of which $10,000,000 was paid at the closing and $10,000,000 was paid at a subsequent closing (the “Purchase Price”), upon the completion of certain conditions. Mr. Vong is a collaborator for the gaming promoter license holder at the Le Royal Arc Casino.

For purposes of the Oriental VIP Room Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Oriental VIP Room Seller’s network of junket agents purchases from Oriental VIP Room’s and the Company’s VIP gaming rooms.

In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”).  For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares.  The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Additionally, Mr. Vong Veng Im has agreed to provide a personal guarantee, through June 30, 2016 providing for the guaranty of all obligations of Oriental VIP Room and the Oriental VIP Room Seller pursuant to the Oriental VIP Room Purchase Agreement, including, but not limited to any bad debts the Oriental VIP Room Seller network of junket agents may have incurred or may incur in the future.

As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	305,927
Profit interest agreement	56,758,004
Goodwill	722,748

Total Estimated Purchase Price	$57,803,560

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $31,844,063 and $41,404,026 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at June 30, 2015 and December 31, 2014, respectively. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the rolling chip turnover expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. During the three and six month periods ended June 30, 2015, the Company recognized a loss of $9,151 and a gain of $9,568,301, respectively, due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  During the three and six months ended June 30, 2014, the Company recognized losses of $21,040,720 and $31,434,051, respectively, due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.   Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The Oriental VIP Room achieved the rolling chip target for 12 months ended June 30, 2015 and 2014 and Earnout cash and Earnout Ordinary Shares issued or will be paid and issued are as below:

		Base Earnout
	Base Earnout	Shares	Incremental Earnout	Incremental Earnout
Period ended	Cash Payments	Issued/Earned	Cash Payments	Shares Issued/Earned
June 30, 2014	$13,000,000	625,000	$13,000,000	625,000
June 30, 2015*	$13,000,000	625,000	$1,950,000	93,750

* paid in August 2015.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2015	$41,404,026
Payment	-
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	(9,568,301)
Foreign Currency Translation Adjustment	8,338
Contingent Consideration Payable as of June 30, 2015	$31,844,063

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the Le Royal Arc Casino in Macau. Additional factors include the synergies between the operations of the Oriental VIP Room and the operations of Sang Heng, Sang Lung, Bao Li Gaming and King’s Gaming, including the expanded network of junket agents and the ability to offer higher tier players the opportunity to play at another high end luxury downtown Macau location or a high end luxury Cotai location. These factors do not qualify for separate recognition in the overall purchase price allocation.

Management determined that the acquisition of the operations of Oriental VIP Room at the Le Royal Arc Casino in Macau would allow the Company to expand its operations in downtown Macau and appeal to a wider number of players. Prior to the acquisition, the Company's had only one VIP gaming room in downtown Macau. Additionally, the acquisition of the operations of Oriental VIP Room brought an additional network of junket agents and collaborators that may increase revenues at the Company's Macau VIP rooms.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2015	$16,595,938
2016	15,248,125
$31,844,063